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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ] Amendment Number : __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Corriente Advisors, LLC
Address: 201 Main Street
         Suite 1800
         Fort Worth, Texas 76102

Form 13F File Number: 28-12875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chad Fahlberg
Title: Chief Compliance Officer
Phone: (817) 870-0455

Signature, Place, and Date of Signing:


        /s/ Chad Fahlberg                 Fort Worth, TX          May 15, 2008
---------------------------------   -------------------------   ----------------
           (Signature)                    (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       17
Form 13F Information Table Value Total:   94,074(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                   TITLE OF                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Allied Cap Corp New                  COM        01903Q108      577    31,300  SH  N/A    SOLE        0       31,300    0     0
Ambac Finl Group Inc.                COM        023139108    1,006   175,000  SH  N/A    SOLE        0      175,000    0     0
AspenBio Pharma, Inc.                COM        045346103   16,638 2,878,491  SH  N/A    SOLE        0    2,878,491    0     0
Express Jet Holdings, Inc.           CL A       30218U108    9,078 3,451,523  SH  N/A    SOLE        0    3,451,523    0     0
Genitope Corp.                       COM        37229P507      274 1,097,036  SH  N/A    SOLE        0    1,097,036    0     0
Genzyme Corp.                        COM        372917104    2,177    28,173  SH  N/A    SOLE        0       28,173    0     0
Immersion Corp.                      COM        452521107    5,186   729,434  SH  N/A    SOLE        0      729,434    0     0
Key Energy Services, Inc.            COM        492914106   10,398   774,800  SH  N/A    SOLE        0      774,800    0     0
Macquarie FT TR GB INF UT DI         COM        55607W100      473    22,188  SH  N/A    SOLE        0       22,188    0     0
Magna Entertainment Corp.            CL A       559211107      981 2,884,806  SH  N/A    SOLE        0    2,884,806    0     0
North American Palladium, Ltd.       COM        656912102   17,669 3,236,022  SH  N/A    SOLE        0    3,236,022    0     0
North American Palladium, Ltd. *W EXP 12/13/200 656912110    2,713 1,250,000  SH  N/A    SOLE        0    1,250,000    0     0
PMI Group Inc.                       COM        69344M101    2,573   442,080  SH  N/A    SOLE        0      442,080    0     0
Standard Pac Corp New                COM        85375C101    5,298 1,090,066  SH  N/A    SOLE        0    1,090,066    0     0
TIVO, Inc.                           COM        888706108    1,314   150,000  SH  N/A    SOLE        0      150,000    0     0
U S Energy Corp. WYO                 COM        911805109    7,053 2,105,339  SH  N/A    SOLE        0    2,105,339    0     0
USEC, Inc.                           COM        90333E108   10,666 2,882,682  SH  N/A    SOLE        0    2,882,682    0     0